Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Basis of presentation

a) Basis of presentation

          We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles ("US GAAP"), which differ in certain respects from the accounting practices adopted in Brazil ("BR GAAP"), compliant with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB"), which are the basis for our statutory financial statements.

          The Brazilian Real ("R$") is the Parent Company's functional currency. We have selected the US dollar ("US$") a convenience to facilitate analysis by our international investor.

          In 2011, based on entity business assessment, Vale International changed its functional currency from the Brazilian Real to the US dollar. This change did not cause significant effects in the financial statements presented.

          All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account ("CTA") in stockholders' equity.

          The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders' equity.

          The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2012 and 2011, were R$2.0435 and R$1.8683, respectively.

Revision of prior year revenue presentation

b) Revision of prior year revenue presentation

          For certain contracts, we carry the risks concerning the transportation of the products and determine the freight price directly to our customer. However, for these contracts in 2011 and 2010 the major part of the freight related to CFR (Incoterm for cost and freight) for iron ore and pellets sales, was recorded as if Vale was acting as an agent, resulting in the net presentation of freight revenues. We revised the 2011 and 2010 income statement presentation to appropriately reflect the revenue of such sales by the total amount billed to customers and as a consequence present the related freight costs as cost of product sold and therefore we increase the 2011 sales of ore and metals in amount of US$ 1,955 (US$1,735 in 2010) with the corresponding increase in cost of ores and metals sold. The revision did not result in any other changes in the income statement presentation.

Information by Segment and Geographic Area

c) Information by Segment and Geographic Area

          The Company discloses information by consolidated operational business segment and revenues by consolidated geographic area, in accordance with the principles and concepts used by decision makers in evaluating performance. The information is analyzed by segment as follows:

          Bulk Material—includes the extraction of iron ore and pellet production and the transport systems of Brazil, including railroads, ports and terminals, linked to mining operations. The manganese ore, ferroalloys and coal are also included in this segment.

          Base metals—includes the production of non-ferrous minerals, including nickel operations (co-products and by-products), copper and investment in aluminum affiliate.

          Fertilizers—comprises three major groups of nutrients: potash, phosphate and nitrogen.

          Logistical services—includes our system of cargo transportation for third parties divided into rail transport, port and shipping services.

          Other—comprises sales and expenses of other products and investments in joint ventures and associate in other businesses.

Current and non-current assets and liabilities

d) Current and non-current assets and liabilities

          We classify assets and liabilities as current when it expects to realize the assets and to settle the liabilities, within twelve months after the reporting period. Others assets and liabilities are classified as non-current.

Cash equivalents and short-term investments

e) Cash equivalents and short-term investments

          The amounts recorded as cash and cash equivalents correspond to the values available in cash, bank deposits and investments in the short-term that have immediate liquidity and original maturity within 90 days. Other investments with between 91 and 360 day maturities are recognized at fair value through income and presented in short-term investments.

Accounts Receivable

f) Accounts Receivable

          Represent receivables from sales of products and services. Receivables are initially recorded at fair value and subsequently measured at amortized cost, net of impairment losses, when applicable.

Inventory

g) Inventory

          Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted in process when they are removed from the mine. The cost of finished goods is comprised of depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

          We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

          We periodically assess our inventories to identify obsolete or slow-moving inventories and, if needed, we record allowances as considered necessary.

Stripping costs

h) Stripping costs

          Stripping costs (the cost associated with the removal of overburden and other waste materials) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of developing the property. These costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

          Post-production stripping costs are included in the cost of inventory, except when a campaign is launched to permit the access to a significant new ore body. In such cases, the cost is capitalized as non-current asset and amortized during the extraction of the ore body.

Property, plant and equipment and intangible assets

i) Property, plant and equipment and intangible assets

          Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

          We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

          Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

Business combinations

j) Business combinations

          We apply accounting for business combinations to record acquisitions of interests in other companies. The "purchase method", requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities assumed of acquired companies and segregate goodwill as an intangible asset.

          We assign goodwill to reporting units and test each reporting unit's goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of each year.

          Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit's fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit's fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit's goodwill impairment loss.

Impairment

k) Impairment

          The Company assesses, at each reporting date whether there is evidence that the carrying amount of financial assets measured through amortized cost and long-live non-financial asset, should be impaired.

          For financial assets measured through amortized cost, Vale compares the carrying amount with expected cash flows for the asset, and if there when appropriate, the carrying value is adjusted to the cash flow value.

          Vale reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Long-lived assets, other than indefinite-lived intangible assets, are evaluated for impairment under the two-step model. An impairment is considered to exist if total estimated future cash flows on an undiscounted basis are less than the carrying amount of the asset. Once it is determined that an impairment exists, an impairment loss is measured as the amount by which the asset carrying value exceeds its fair value. Fair value is generally determined using valuation techniques, such as estimated future cash flows.

          The Company determines its cash flows based on approved budgets, considering mineral reserves and mineral resources calculated by internal experts, costs and investments based on the best estimate of past performance, sale prices consistent with the projections used in reports published by industry considering the market price when available and appropriate. Cash flows used are designed based on the life of each reporting unit (consumption of reserve units in the case of minerals) and considering discount rates that reflect specific risks relating to the relevant assets in each reporting unit, depending on their composition and location.

          Regardless the indication of impairment of its carrying value, goodwill balances arising from business combinations and intangible assets with indefinite useful lives are tested for impairment at least once a year.

Available-for-sale equity securities

l) Available-for-sale equity securities

          Equity securities classified as "available-for-sale" are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders' equity until realized.

Compensated absences	m) Compensated absences The liability for future compensation for employee vacations is fully accrued as earned.
Derivatives and hedging activities

n) Derivatives and hedging activities

          We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

Asset retirement obligations

o) Asset retirement obligations

          Our asset retirement obligations consist primarily of estimated closure costs. The initial measurement is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset's carrying value and depreciated during the asset's useful life.

Revenues and expenses

p) Revenues and expenses

          Revenue is recognized when Vale transfers to its customers all significant risks and rewards of ownership of the product sold and services rendered. Revenue excludes any applicable sales taxes and is recognized at the fair value of the consideration received or receivable to the extent that it is probable that economic benefits will flow to Vale and the revenues and costs can be reliably measured.

          In most instances sales revenue is recognized when the product is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer's premises. However, when the model negotiated with the customer is transferring risks and benefits of the product in shipment, revenue is recognized at the time.

          In some cases, the sale price is determined on a provisional basis at the date of sale as the final selling price is subject to escalation clauses in contracts up to the date of final pricing. Revenue from the sale of provisionally priced is recognized when risks and rewards of ownership are transferred to the customer and revenue can be measured reliably. At this date, the amount of revenue to be recognized are estimated based on the forward price of product sold.

          Expenses and costs are recognized on the accrual basis.

Income taxes

q) Income taxes

          The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

Earnings per share	r) Earnings per share Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the year.
Interest attributed to stockholders' equity (dividend)

s) Interest attributed to stockholders' equity (dividend)

          Brazilian corporations are permitted to distribute interest attributable to stockholders' equity. The calculation is based on the stockholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year or 50% of retained earnings plus revenue reserves as determined by Brazilian corporate law.

          The notional interest charge is tax deductible in Brazil. The benefit to us, as opposed to making a dividend payment, is a reduction in our income tax burden. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders' equity is considered as part of the annual minimum mandatory dividend (Note 18). This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax credit recorded in income.

Pension and other post retirement benefits

t) Pension and other post retirement benefits

          We sponsor private pensions and other post retirement benefits for our employees which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with "employees' accounting for defined benefit pension and other post retirement plans". The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).